UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06457

        Nuveen Premier Insured Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premier Insured Municipal Income Fund, Inc. (NIF)
	January 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.2% (0.8% of Total Investments)
$ 3,200	Auburn, Alabama, General Obligation Warrants, Series 2005, 5.000%, 8/01/30 – AMBAC Insured	8/15 at 100.00	AA+	$3,187,456

	Arizona – 3.1% (1.9% of Total Investments)
4,370	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	4,397,487
	2005, 4.750%, 7/01/25 – MBIA Insured
5,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/40 –	No Opt. Call	AA	3,618,800
	FGIC Insured

9,370	Total Arizona			8,016,287

	Arkansas – 1.6% (1.0% of Total Investments)
4,020	Northwest Community College District, Arkansas, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	A	4,108,922
	5/15/23 – AMBAC Insured

	California – 35.0% (21.9% of Total Investments)
	ABAG Finance Authority for Non-Profit Corporations, California, Insured Certificates of
	Participation, Children’s Hospital Medical Center of Northern California, Series 1999:
4,750	5.875%, 12/01/19 (Pre-refunded 12/01/09) – AMBAC Insured	12/09 at 101.00	A (4)	5,002,463
10,000	6.000%, 12/01/29 (Pre-refunded 12/01/09) – AMBAC Insured	12/09 at 101.00	A (4)	10,535,000
10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	11,860
	Series 2005AC, 5.000%, 12/01/26 (Pre-refunded 12/01/14) – MBIA Insured
990	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	998,405
	Series 2005AC, 5.000%, 12/01/26 – MBIA Insured
1,250	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	AA	1,178,063
	Electric Company, Series 1996A, 5.350%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA	2,347,199
	2001A, 0.000%, 8/01/25 – FGIC Insured
1,005	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	10/14 at 100.00	AAA	1,013,321
	Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/26 – FSA Insured
1,150	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	526,988
	11/01/23 – FSA Insured
50	Kern County Housing Authority, California, GNMA Guaranteed Tax-Exempt Mortgage Obligation	No Opt. Call	AAA	51,759
	Bonds, Series 1994A-I, 7.150%, 12/30/24 (Alternative Minimum Tax)
35	Kern County Housing Authority, California, GNMA Guaranteed Tax-Exempt Mortgage Obligation	No Opt. Call	AAA	36,318
	Bonds, Series 1994A-III, 7.450%, 6/30/25 (Alternative Minimum Tax)
4,080	La Verne-Grand Terrace Housing Finance Agency, California, Single Family Residential Mortgage	No Opt. Call	AAA	5,534,642
	Revenue Bonds, Series 1984A, 10.250%, 7/01/17 (ETM)
5,000	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AA	6,340,250
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
8,880	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	AAA	11,821,944
	Series 1990B, 7.500%, 8/01/23 (ETM)
10,190	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	12,034,696
	Mortgage Revenue Bonds, Series 1988A, 8.300%, 9/01/14 (Alternative Minimum Tax) (ETM)
9,340	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AAA	12,449,379
	Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)
4,300	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	AA	4,193,274
	International Airport, Second Series 2001, Issue 27A, 5.125%, 5/01/19 – MBIA Insured
	(Alternative Minimum Tax)
29,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AA	5,068,910
	Refunding Bonds, Series 1997A, 0.000%, 1/15/31 – MBIA Insured
2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	AA	2,078,620
	Project, Series 2004A, 5.250%, 8/01/19 – MBIA Insured
4,475	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA	3,089,988
	Project, Series 2006C, 4.250%, 8/01/30 – MBIA Insured
4,455	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aa1	2,407,527
	2006B, 0.000%, 9/01/21 – MBIA Insured
1,815	University of California, General Revenue Bonds, Series 2005G, 4.750%, 5/15/31 – MBIA Insured	5/13 at 101.00	Aa1	1,682,959
3,600	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA	3,595,536
	5.000%, 8/01/28 – MBIA Insured

111,150	Total California			91,999,101

	Colorado – 10.3% (6.4% of Total Investments)
1,500	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation	12/13 at 100.00	AAA	1,591,125
	Bonds, Series 2003A, 5.125%, 12/01/21 – FSA Insured
4,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	4/18 at 100.00	AAA	2,790,870
	Series 2006C-1, Trust 1090, 10.596%, 10/01/41 – FSA Insured (IF)
2,500	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2002E,	11/12 at 100.00	AA	2,540,750
	5.500%, 11/15/18 – FGIC Insured (Alternative Minimum Tax)
6,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/29	9/10 at 102.00	AAA	6,562,200
	(Pre-refunded 9/01/10) – MBIA Insured
20,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/30 –	No Opt. Call	AA–	3,309,400
	MBIA Insured
4,405	Garfield, Eagle and Pitkin Counties School District RE-1, Roaring Fork, Colorado, General	12/14 at 100.00	AAA	4,517,592
	Obligation Bonds, Series 2005A, 5.000%, 12/15/24 – FSA Insured
2,065	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004,	12/14 at 100.00	AAA	2,112,330
	5.000%, 12/15/24 – FSA Insured (UB)
1,390	Teller County School District RE-2, Woodland Park, Colorado, General Obligation Bonds, Series	12/14 at 100.00	AA	1,454,274
	2004, 5.000%, 12/01/22 – MBIA Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2002A, 5.000%, 6/01/19	6/12 at 100.00	AA– (4)	1,119,870
	(Pre-refunded 6/01/12) – FGIC Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	AA	994,740
	FGIC Insured

43,960	Total Colorado			26,993,151

	District of Columbia – 0.2% (0.1% of Total Investments)
665	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	AAA	468,798
	Revenue Bonds, Series 2007, Residuals 1606, 11.765%, 10/01/30 – AMBAC Insured (IF)

	Florida – 4.0% (2.5% of Total Investments)
2,285	Florida Municipal Loan Council, Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – MBIA Insured	2/15 at 100.00	AA	2,296,745
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/19 –	10/13 at 100.00	AA	1,565,640
	FGIC Insured
4,240	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2003-1, 5.250%,	10/13 at 100.00	AA	4,572,034
	10/01/17 – MBIA Insured
2,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – MBIA Insured	10/15 at 100.00	AA	1,972,760

10,025	Total Florida			10,407,179

	Georgia – 3.2% (2.0% of Total Investments)
2,700	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	2,752,515
6,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/09 at 102.00	AA	5,710,510
	Regional Healthcare System, Inc. Project, Series 1999, 5.500%, 8/01/25 – MBIA Insured

9,200	Total Georgia			8,463,025

	Hawaii – 3.9% (2.4% of Total Investments)
2,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	7/09 at 101.00	A	2,080,485
	Company Inc., Series 1999D, 6.150%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)
8,030	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B,	7/10 at 101.00	AA	8,285,354
	6.500%, 7/01/15 – FGIC Insured (Alternative Minimum Tax)

10,280	Total Hawaii			10,365,839

	Illinois – 19.2% (12.0% of Total Investments)
4,000	Bridgeview, Illinois, General Obligation Bonds, Series 2002, 5.000%, 12/01/22 – FGIC Insured	12/12 at 100.00	AA	4,092,120
8,200	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	AA	9,260,342
	6.250%, 1/01/15 – MBIA Insured
10,000	Chicago, Illinois, General Obligation Refunding Bonds, Series 2000D, 5.500%, 1/01/35 –	1/10 at 101.00	AA	10,024,700
	FGIC Insured
1,450	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AA	1,433,688
	Series 2005A, 5.250%, 1/01/24 – MBIA Insured
23,110	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aa3	17,353,759
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/17 – FSA Insured
2,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	AA	2,279,925
	2/01/35 – FGIC Insured
5,010	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA	2,790,620
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – MBIA Insured
3,225	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	Aa2	3,314,300
	Illinois, General Obligation Bonds, Series 1992A, 9.000%, 6/01/09 – AMBAC Insured

57,495	Total Illinois			50,549,454

	Indiana – 3.9% (2.5% of Total Investments)
2,130	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA	1,869,586
	MBIA Insured
	Indiana University, Parking Facility Revenue Bonds, Series 2004:
1,015	5.250%, 11/15/19 – AMBAC Insured	11/14 at 100.00	Aa1	1,125,067
1,060	5.250%, 11/15/20 – AMBAC Insured	11/14 at 100.00	Aa1	1,150,990
1,100	5.250%, 11/15/21 – AMBAC Insured	11/14 at 100.00	Aa1	1,175,724
9,255	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 –	No Opt. Call	AA	3,938,928
	AMBAC Insured
1,000	Metropolitan School District Steuben County K-5 Building Corporation, Indiana, First Mortgage	7/14 at 102.00	AAA	1,077,720
	Bonds, Series 2003, 5.250%, 1/15/21 – FSA Insured

15,560	Total Indiana			10,338,015

	Iowa – 1.2% (0.8% of Total Investments)
3,345	Ames, Iowa, Hospital Revenue Refunding Bonds, Mary Greeley Medical Center, Series 2003,	6/13 at 100.00	Baa1	3,265,489
	5.000%, 6/15/17 – AMBAC Insured

	Kansas – 0.4% (0.3% of Total Investments)
1,085	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006,	9/14 at 100.00	Aa3	1,095,481
	5.000%, 9/01/31 – FSA Insured

	Louisiana – 2.8% (1.8% of Total Investments)
885	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	AA	839,246
	2004, 5.250%, 7/01/24 – MBIA Insured
7,160	Louisiana State, Gasoline Tax Revenue Bonds, Series 2006, 4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	6,579,324

8,045	Total Louisiana			7,418,570

	Maryland – 2.1% (1.3% of Total Investments)
1,200	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds,	6/16 at 100.00	Baa2	843,600
	University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
5,000	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	A	4,596,750
	International Airport Passenger Facility, Series 2002B, 5.125%, 3/01/21 – AMBAC Insured
	(Alternative Minimum Tax)

6,200	Total Maryland			5,440,350

	Massachusetts – 2.3% (1.4% of Total Investments)
4,400	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	4,607,108
	5.000%, 8/15/23 – FSA Insured (UB)
1,725	Massachusetts Water Resources Authority, General Revenue Bonds, 4.500%, 8/01/46 –	2/17 at 100.00	AAA	1,463,663
	FSA Insured (UB)

6,125	Total Massachusetts			6,070,771

	Michigan – 3.7% (2.3% of Total Investments)
6,500	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2000 XII-T, 5.300%,	No Opt. Call	Aaa	6,222,255
	9/01/10 – AMBAC Insured (Alternative Minimum Tax)
3,810	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily	8/12 at 102.00	Aaa	3,413,760
	Housing Revenue Bonds, Cranbrook Apartments, Series 2001A, 5.500%, 2/20/43 (Alternative
	Minimum Tax)

10,310	Total Michigan			9,636,015

	Minnesota – 2.0% (1.2% of Total Investments)
4,860	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AA	4,995,545
	Series 2001B, 5.750%, 1/01/15 – FGIC Insured (Alternative Minimum Tax)
145	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 –	2/09 at 100.00	Aa1	145,538
	MBIA Insured

5,005	Total Minnesota			5,141,083

	Missouri – 0.8% (0.5% of Total Investments)
2,000	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%, 10/01/21 –	10/13 at 100.00	AA	2,072,240
	MBIA Insured

	Nevada – 4.9% (3.1% of Total Investments)
2,100	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	AA+	1,953,882
	Series 2002, 5.000%, 6/01/32 – MBIA Insured
900	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	Aa1 (4)	1,023,291
	Series 2002, 5.000%, 6/01/32 (Pre-refunded 12/01/12) – MBIA Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
160	0.000%, 1/01/28 – AMBAC Insured	No Opt. Call	A	17,034
2,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	A	864,660
7,990	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	A (4)	9,004,410
	Corridor Project, Series 2002, 5.250%, 6/01/41 (Pre-refunded 6/01/12) – AMBAC Insured

13,150	Total Nevada			12,863,277

	New Jersey – 0.9% (0.6% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
1,200	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AA	1,222,752
1,200	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AA	1,212,432

2,400	Total New Jersey			2,435,184

	New York – 7.2% (4.5% of Total Investments)
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AA	971,180
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
2,185	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA	1,618,386
	2/15/47 – MBIA Insured
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	AA	4,882,900
	5.000%, 12/01/25 – FGIC Insured
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	11,494,600
	Series 2002F, 5.250%, 11/15/27 (Pre-refunded 11/15/12) – MBIA Insured

18,185	Total New York			18,967,066

	North Carolina – 2.1% (1.3% of Total Investments)
3,100	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson	10/13 at 100.00	AAA	2,465,368
	Regional Hospital Project, Series 2003, 5.125%, 10/01/32 – FSA Insured
3,050	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	Aa3	3,140,494
	5/01/22 – AMBAC Insured

6,150	Total North Carolina			5,605,862

	Ohio – 0.3% (0.2% of Total Investments)
1,535	Hamilton County, Ohio, Sales Tax Revenue Bonds, Tender Option Bond Trust 2706, 7.443%,	12/16 at 100.00	A2	665,023
	12/01/32 – AMBAC Insured (IF)

	Oklahoma – 1.6% (1.0% of Total Investments)
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	3,578,890
	7/01/24 – AMBAC Insured
615	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	666,875
	Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)

4,115	Total Oklahoma			4,245,765

	Oregon – 3.8% (2.4% of Total Investments)
	Oregon Health Sciences University, Revenue Bonds, Series 2002A:
5,000	5.000%, 7/01/26 – MBIA Insured	1/13 at 100.00	AA	4,375,750
7,000	5.000%, 7/01/32 – MBIA Insured	1/13 at 100.00	AA	5,659,290

12,000	Total Oregon			10,035,040

	Pennsylvania – 3.4% (2.1% of Total Investments)
1,500	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AA	1,508,520
	5.000%, 12/01/23 – MBIA Insured
4,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AAA	4,075,000
	5.000%, 6/01/26 – FSA Insured (UB)
2,680	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AAA	2,276,794
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – FSA Insured (UB)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,049,927
	AMBAC Insured

9,230	Total Pennsylvania			8,910,241

	Puerto Rico – 2.1% (1.3% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	AA	2,231,350
	FGIC Insured
1,000	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	BBB–	922,280
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	498,100
	8/01/42 – FGIC Insured
2,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AA	1,980,020
	5.500%, 7/01/17 – MBIA Insured

10,500	Total Puerto Rico			5,631,750

	Tennessee – 4.0% (2.5% of Total Investments)
3,000	Blount County Public Building Authority, Tennessee, Local Government Improvement Loans, Oak	6/15 at 100.00	Aa3	3,025,740
	Ridge General Obligation, 2005 Series B9A, Variable Rate Demand Obligations, 5.000%, 6/01/24 –
	AMBAC Insured
2,055	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004, 5.000%, 10/01/22 –	10/14 at 100.00	AAA	2,147,598
	FSA Insured
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	11/09 at 101.00	AAA	5,268,200
	Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.000%, 11/15/30
	(Pre-refunded 11/15/09) – AMBAC Insured

10,055	Total Tennessee			10,441,538

	Texas – 10.8% (6.7% of Total Investments)
12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/09 at 100.00	AA	10,754,125
	Series 2001A, 5.500%, 11/01/35 – FGIC Insured (Alternative Minimum Tax)
	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003:
4,565	5.250%, 12/15/20 – FGIC Insured	12/13 at 100.00	AA	4,814,021
4,800	5.250%, 12/15/21 – FGIC Insured	12/13 at 100.00	AA	5,005,440
7,600	San Antonio, Texas, Airport System Improvement Revenue Bonds, Series 2001, 5.375%, 7/01/16 –	7/11 at 101.00	AA	7,721,600
	FGIC Insured (Alternative Minimum Tax)

29,465	Total Texas			28,295,186

	Washington – 17.9% (11.2% of Total Investments)
5,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AA	4,290,500
	Series 2001B, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)
	King County School District 405, Bellevue, Washington, General Obligation Bonds, Series 2002:
10,060	5.000%, 12/01/19 – FGIC Insured	12/12 at 100.00	AA+	10,783,515
12,785	5.000%, 12/01/20 – FGIC Insured	12/12 at 100.00	AA+	13,572,940
	Pierce County School District 343, Dieringer, Washington, General Obligation Refunding Bonds,
	Series 2003:
2,755	5.250%, 12/01/18 – FGIC Insured	6/13 at 100.00	Aa1	2,995,815
2,990	5.250%, 12/01/19 – FGIC Insured	6/13 at 100.00	Aa1	3,251,356
4,715	Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%, 4/01/17 – FGIC Insured	10/11 at 100.00	AA	4,839,287
	(Alternative Minimum Tax)
895	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C,	3/10 at 101.00	AAA	842,607
	6.000%, 9/01/29 – MBIA Insured (Alternative Minimum Tax)
1,265	Tacoma, Washington, General Obligation Bonds, Series 2002, 5.000%, 12/01/18 – FGIC Insured	12/12 at 100.00	AA	1,355,979
5,000	Washington, General Obligation Bonds, Series 2001C, 5.250%, 1/01/26 – FSA Insured	1/11 at 100.00	AAA	5,061,600

45,465	Total Washington			46,993,599

$ 479,290	Total Investments (cost $424,009,790) – 159.9%			420,126,757

	Floating Rate Obligations – (5.4)%			(14,275,000)

	Other Assets Less Liabilities – 2.9%			7,702,252

	Auction Rate Preferred Shares, at Liquidation Value – (57.4)% (5)			(150,875,000)

	Net Assets Applicable to Common Shares – 100%			$262,679,009

At least 80% of the Fund’s net assets (including net assets attributable to Auction Rate Preferred shares)
are invested in municipal securities that are covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities or U.S. Treasury-issued State and Local Government Series securities to ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of January 31, 2009. Subsequent to January 31, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.9%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of January 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$420,126,757	$ —	$420,126,757

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2009, the cost of investments was $409,604,200.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 19,599,917
Depreciation	(23,354,170)

Net unrealized appreciation (depreciation) of investments	$ (3,754,253)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premier Insured Municipal Income Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 1, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 1, 2009